Nashville Flood - Casualty Loss in Accompanying Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Casualty Loss [Line Items]
Site remediation			$ 19,394
Impairment of property and equipment		332	44,970
Other asset write-offs			2,909
Non-capitalized repairs of buildings and equipment			4,820
Continuing costs during shut-down period			19,446
Other			782
Insurance proceeds			(50,000)
Net casualty loss	858	1,225	42,321
Hospitality [Member]
Casualty Loss [Line Items]
Site remediation			15,586
Impairment of property and equipment			30,470
Other asset write-offs			1,811
Non-capitalized repairs of buildings and equipment			1,649
Continuing costs during shut-down period			15,644
Other			169
Insurance proceeds			0
Net casualty loss			65,329
Opry and Attractions [Member]
Casualty Loss [Line Items]
Site remediation			2,895
Impairment of property and equipment			7,366
Other asset write-offs			1,098
Non-capitalized repairs of buildings and equipment			2,932
Continuing costs during shut-down period			3,023
Other			93
Insurance proceeds			0
Net casualty loss			17,407
Corporate and Other [Member]
Casualty Loss [Line Items]
Site remediation			913
Impairment of property and equipment			7,134
Non-capitalized repairs of buildings and equipment			239
Continuing costs during shut-down period			779
Other			520
Net casualty loss			9,585
Insurance Proceeds [Member]
Casualty Loss [Line Items]
Site remediation
Impairment of property and equipment
Other asset write-offs
Non-capitalized repairs of buildings and equipment
Continuing costs during shut-down period
Other
Insurance proceeds			(50,000)
Net casualty loss			$ (50,000)